Segment Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Key Revenues Streams

Key revenues streams are as below:

	For the six months ended June 30,
	2023	2024
	RMB	RMB
Insurance transaction services income	1,598,150	1,626,435
SaaS and technical service income	11,472	12,000
Others	749	551
Total	1,610,371	1,638,986